E. LOANS, Nonaccrual (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Loans, Nonaccrual Status	$ 6,903	$ 7,915
Commercial real estate
Loans, Nonaccrual Status	5,707	6,021
Real Estate Construction
Loans, Nonaccrual Status		0
Real Estate 1 to 4 family
Loans, Nonaccrual Status	76	636
Commercial and industrial
Loans, Nonaccrual Status	$ 1,120	1,258
Consumer
Loans, Nonaccrual Status		$ 0